Working Capital Facilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Working Capital Facilities
Opening balance	$ 16,283	$ 11,821
Exchange difference	172	20
Payments made during the period	(53,221)	(47,805)
Loan fees	(525)	0
Cash drawn during the period	56,125	52,247
Closing balance	$ 18,834	$ 16,283